IMPAIRMENT TESTING	12 Months Ended
Dec. 31, 2021
IMPAIRMENT TESTING
IMPAIRMENT TESTING

NOTE 8 – IMPAIRMENT TESTING

As of 31 December 2021 and 2020, Management tested the carrying amount of its fleet for impairment within CGUs, being the Main Fleet and the two handysize vessels. Each CGU sits within a single reportable segment - the Tanker Segment - and comprises the following groups of vessels:

Main Fleet: Comprising TORM's LR1/LR2 and MR vessels, the Main Fleet is operated collectively as a combined internal pool, employed principally in the spot market and actively managed to meet the needs of our customers in that market, particularly regarding the location of vessels meeting required specifications. All vessels in the Main Fleet are able to handle multiple sizes of refined oil cargoes and sail all seas and oceans, over both shorter and long distances. Given the technical specifications and capacity of vessels, the Main Fleet is relatively homogenous with a very high degree of interoperability. The main fleet includes the 2021 acquired MR vessels with chemical trading capability, which are operated as all other product tanker vessels.

Handysize: Comprising two product tankers with a cargo carrying capacity of 35,000-37,000 dwt, these smaller vessels are typically used in shorter and coastal trade routes, including for transportation of various clean petroleum products within Europe and in the Mediterranean.

In both years, the recoverable amount of the CGUs was based on their value in use. The results of impairment testing are summarized as follows:

							Excess values
	Impairment losses		Discount rate				(value in use over
	and (reversals)		applied		Recoverable amount		carrying amount)
	2021	2020	2021	2020	2021	2020	2021	2020
CGU	USDm	USDm	%	%	USDm	USDm	USDm	USDm
Main Fleet	—	—	6.7	7.0	2,276	1,747	269	8
Handysize	—	5.5	6.7	7.0	26	27	0	0
Total	—	5.5	—	—	2,302	1,774	269	8

Based on this review, Management concluded that as of 31 December 2021

●	Assets within the Main Fleet were not impaired as the value in use was higher than the carrying amount
●	The two handysize vessels were not impaired as the value in use was in line with the carrying amount on a vessel-by-vessel basis

Impairments recognized during 2021 of USD 4.6m (2020: USD 5.6m) as set out in Note 6 relate to the disposal of individual vessels during the year.

The impairment test is sensitive to reasonably possible changes in key assumptions. These sensitivities are set out on the next page.

KEY ASSUMPTIONS USED IN THE DETERMINATION OF VALUE IN USE

The assessment of the value in use of each CGU was based on the net present value of the expected future cash flows. The freight rate estimates in the period 2022-2024 are based on TORM’s business plans. Beyond 2024, the freight rates are based on TORM’s 10-year historical average rates, adjusted for expected inflation of 2% in line with US Federal Reserve and ECB target over the medium term. TORM believes that the approach used for long-term rates appropriately reflects the cyclical nature of the shipping industry and is the most reliable estimate for periods beyond those included in its three-year business plan.

TORM's business plans for 2022-2024 and beyond also include the anticipated benefit arising from the installation of scrubbers on certain of the Group's vessels (the "scrubber premium"), based on current market differentials between the cost of heavy and low sulphur fuel oil.

As part of determining fair value, the impact from climate changes and the climate agenda on the global oil demand, emission regulations and operating expenses, etc., have been considered with focus on the short to medium term implications and our commitment to reduce CO2 emissions by 40% by 2025 and 45% by 2030. However, no adverse impact from climate changes have

NOTE 8 – continued

been anticipated in impairment testing our current fleet. We continue to monitor the development closely and are working on more specific plans for our ambition to have zero CO2 emissions from operating our fleet by 2050, which may impact our impairment testing in the future.

The discount rate used in the value in use calculation is based on a Weighted Average Cost of Capital (WACC) of 6.7% as of 31 December 2021 (2020: 7.0%, 2019: 7.5%). WACC is calculated by using a standard WACC model in which cost of equity, cost of debt and capital structure are the key parameters.

As of 31 December 2021, the 10-year historical average spot freight rates used in the value in use calculation are as follows:

●	LR2: USD/day 19,111 (2020: USD/day 18,884, 2019: USD/day 17,986)
●	LR1: USD/day 17,856 (2020: USD/day 17,443, 2019: USD/day 17,060)
●	MR: USD/day 16,044 (2020: USD/day 16,076, 2019: USD/day 15,802)
●	Handysize: USD/day 13,208 (2020: USD/day 13,435, 2019: USD/day 13,601)

Operating expenses and administrative expenses are estimated based on TORM's business plans for the period 2022-2024. Beyond 2024, operating expenses are adjusted for 2% inflation (2020: 2%) and administrative expenses are adjusted for 2% inflation (2020: 2%) in line with US Federal Reserve and ECB target over the medium term.

The product tankers are expected to generate normal income for 25 years from delivery from the shipyard. Given the current age profile of the tanker fleet, the average remaining life would be approximately 14 years (2020: approximately 15 years). The estimated residual value of the vessels is based on TORM’s green recycling policy.

The impairment test is sensitive to reasonably possible changes in the key assumptions, which may result in future impairments. These are related to the future development in freight rates, the WACC applied as discounting factor in the calculations, and the development in operating expenses. All other things being equal, the sensitivities to the value in use have been assessed as follows:

●	An increase/decrease in the tanker freight rates of USD/day 1,000 would result in an increase/decrease in the value in use of USD 285m and USD 6m for the Main Fleet and the two handysize vessels, respectively
●	An increase/decrease in WACC of 1.0% would result in an increase/decrease in the value in use of approx. USD 148-167m and USD 2m for the Main Fleet and the two handysize vessels, respectively
●	An increase/decrease in operating expenses of 10.0% would result in a decrease/increase in the value in use of USD 201m and USD 4m for the Main Fleet and the two handysize vessels, respectively

As outlined above, the impairment test has been prepared on the basis that the Company will continue to operate its vessels as a fleet in the current set-up.

The fair value based on broker values for vessels in the Main Fleet including the order book and chartered-in vessels was USD 1,892m (2020: USD 1,577m), which is USD 72m below the carrying amount (2020: which was USD 245m below the carrying amount). The fair value based on broker values for the Handy vessels was 21m (2020: USD 22m), which is USD 3m below the carrying amount (2020: which was USD 10m below the carrying amount).

ACCOUNTING POLICIES

Impairment of assets

Non-current assets are reviewed at the reporting date to determine any indication of impairment including a significant decline in either the assets’ market value, increase to market rates of return or in the cash flows expected to be generated by the fleet. If impairment indicator(s) exists, an impairment test on a cash-generating unit (CGU) level will be performed. A cash-generating unit is determined as the smallest group of assets that generates independent cash inflows. An asset/CGU is impaired if the recoverable amount is below the carrying amount.

NOTE 8 – continued

The recoverable amount of the CGU is estimated as the higher of fair value less costs of disposal and value in use. The value in use is the present value of the future cash flows expected to be derived from a cash generating unit (CGU), utilizing a pre-tax discount rate that reflects current market estimates of the time value of money and the risks specific to the unit for which the estimates of future cash flows have not been adjusted. If the recoverable amount is less than the carrying amount of the cash generating unit, the carrying amount is reduced to the recoverable amount.

The impairment loss is recognized immediately in the income statement. Where an impairment loss subsequently reverses, the carrying amount of the cash generating unit is increased to the revised estimate of the recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined, had no impairment loss been recognized in prior years.

The Management in TORM has assessed that TORM has three CGUs, being the Main Fleet and the two handysize vessels.

For the purpose of assessing impairment, assets and time charter and bareboat contracts are grouped at the lowest levels at which impairment is monitored for internal management purposes.